Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed financial information of the parent company [Abstract]
Schedule of Except for Those Separately Disclosed in the Consolidated Financial Statements

As of December 31, 2024 and 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those separately disclosed in the consolidated financial statements, if any.

	As of December 31,
	2024	2023
ASSETS
Current assets:
Cash	$20,661	$3,600
Due from VIE	2,754,618	3,045,528
Non-current assets
Investment in subsidiaries and VIE	20,577,070	28,283,774

Total assets	$23,352,349	$31,332,902

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES
Due to VIE	$5,909,287	5,909,287
Accounts payable	211,000	-
Other payable	96,000	-
Due to related parties	221,881	$221,881
Total liabilities	6,438,168	6,131,168

STOCKHOLDERS’ EQUITY
Common stock, $0.0016 par value, 450,000,000 shares authorized, 2,170,475 and 2,170,475 issued and outstanding at December 31, 2024 and 2023, respectively	3,473	3,473
Preferred stock, $0.0016 par value, 50,000,000 shares authorized, 46,875 issued and outstanding at December 31, 2024 and 2023, respectively	75	75
Additional paid-in capital	52,687,182	52,687,182
Statutory reserve	394,541	394,541
Accumulated deficit	(34,003,726)	(26,039,567)
Accumulated other comprehensive loss	(2,167,364)	(1,843,970)
Total stockholders’ equity	16,914,181	25,201,734

Total liabilities and stockholders’ equity	$23,352,349	$31,332,902

Schedule of Parent Company Statements of Income and Comprehensive Income
	For the Years Ended December 31,
	2024	2023	2022

GENERAL AND ADMINISTRATIVE EXPENSES	$(579,382)	$(596,098)	$(2,926,245)
OTHER INCOME	(1,466)	-	-
EQUITY IN LOSS OF SUBSIDIARIES AND VIE	(7,421,796)	(10,923,835)	(8,605,535)

NET LOSS	(8,002,644)	(11,519,933)	(11,531,781)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(319,474)	(897,642)	(2,446,705)
COMPREHENSIVE LOSS	$(8,322,118)	$(12,417,575)	$(13,978,486)

Schedule of Parent Company Statements of Cash Flows
	For the Years Ended December 31,
	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(8,002,644)	$(11,519,933)	$(11,531,781)
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	-	129,690	1,847,926
Equity in losses of subsidiaries and VIE	7,421,796	10,923,835	8,605,535
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	-	-	103,790
Accounts payable	211,000	-	-
Other payable	96,000	-	-
Net cash used in operating activities	(273,848)	(466,408)	(974,530)

CASH FLOWS FROM FINANCING ACTIVITIES:
Due from subsidiaries and VIE	290,910	109,959	829,619
Investment in subsidiaries and VIE	-	-	(9,610,000)
Net cash provided by (used in) investing activities	290,910	109,959	(8,780,381)

CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Ordinary Shares	-	-	9,883,241
Proceeds from related party loans	-	190,500	31,381
Net cash provided by financing activities	-	190,500	9,914,622

CHANGES IN CASH	17,062	(165,949)	159,711

CASH, beginning of year	3,600	169,549	9,838

CASH, end of year	$20,662	$3,600	$169,549